SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended March 31, 2002

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Excalibur Management Corporation
Address: 121 High Street
         Boston  MA  02110-2447

13F File Number:  28-5354

The institutional investment manager filing this report and the peron by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael A. Delduchetto
Title:   President
Phone:   617-451-6707
Signature, Place, and Date of Signing:

   Michael A. Delduchetto      Boston, Massachusetts       April 30, 2002

Report Type  (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

none

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    0

Form 13F Information Table Entry Total:  58

Form 13F Information Table Value Total:  $107,288

List of Other Included Managers:

none

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            COM              002824100      216  4100.00 SH       SOLE                  4100.00
AMDOCS LTD                     COM              G02602103     2904 108975.00SH       SOLE                108975.00
AMERICAN EXPRESS COMPANY       COM              025816109      622 15185.00 SH       SOLE                 15185.00
AMERICAN INTERNATIONAL GROUP   COM              026874107     3461 47982.00 SH       SOLE                 47982.00
ANADARKO                       COM              032511107     2671 47325.00 SH       SOLE                 47325.00
AVITAR INC                     COM              053801106       22 30470.00 SH       SOLE                 30470.00
BANK OF NEW YORK CO. INC.      COM              064057102     1510 35945.00 SH       SOLE                 35945.00
BERKSHIRE HATHAWAY INC-CL B    COM              084670207     1850   781.00 SH       SOLE                   781.00
BP AMOCO PLC - SPONS ADR       COM              055622104      981 18480.00 SH       SOLE                 18480.00
BRISTOL-MYERS SQUIBB CO.       COM              110122108     2469 60988.00 SH       SOLE                 60988.00
CARLISLE COMPANIES             COM              142339100      533 12200.00 SH       SOLE                 12200.00
CISCO SYSTEMS                  COM              17275R102      951 56170.00 SH       SOLE                 56170.00
CITIGROUP INC                  COM              172967101     2745 55423.01 SH       SOLE                 55423.01
COCA COLA COMPANY              COM              191216100     1014 19400.00 SH       SOLE                 19400.00
COMMONWEALTH INDUSTRIES INC    COM              203004106      122 16500.00 SH       SOLE                 16500.00
COMPUTER SCIENCES CORP         COM              205363104     1075 21188.00 SH       SOLE                 21188.00
CONOCO INC                     COM              208251504     2776 95137.00 SH       SOLE                 95137.00
DUPONT (E.I.) DE NEMOURS & CO. COM              263534109    10498 222646.00SH       SOLE                222646.00
EMC CORP MASS                  COM              268648102     2193 183996.00SH       SOLE                183996.00
EXXON MOBIL CORP               COM              30231g102     3911 89234.00 SH       SOLE                 89234.00
FEDERAL NATIONAL MORTGAGE ASSO COM              313586109     1130 14145.00 SH       SOLE                 14145.00
FIRST NATL LINCOLN CP/ME       COM              335716106      991 35200.00 SH       SOLE                 35200.00
FLEET BOSTON FINANCIAL CORP    COM              339030108      216  6170.00 SH       SOLE                  6170.00
GENERAL ELECTRIC               COM              369604103    13490 360214.00SH       SOLE                360214.00
GOLDMAN SACHS                  COM              38141g104     1008 11165.00 SH       SOLE                 11165.00
HOME DEPOT, INC.               COM              437076102      622 12800.00 SH       SOLE                 12800.00
INTEL CORP                     COM              458140100     1028 33810.00 SH       SOLE                 33810.00
INTERNATIONAL BUSINESS MACHINE COM              459200101     1388 13350.00 SH       SOLE                 13350.00
INTERPUBLIC GROUP COS INC      COM              460690100      370 10800.00 SH       SOLE                 10800.00
J P MORGAN CHASE & CO.         COM              46625h100      262  7336.00 SH       SOLE                  7336.00
JOHNSON & JOHNSON              COM              478160104     2873 44230.00 SH       SOLE                 44230.00
KRAFT FOODS INC-A              COM              50075n104      383  9900.00 SH       SOLE                  9900.00
MERCK & COMPANY                COM              589331107     8668 150547.00SH       SOLE                150547.00
MICROSOFT                      COM              594918104      354  5876.00 SH       SOLE                  5876.00
MINNESOTA MINING & MFG.        COM              604059105     1392 12100.00 SH       SOLE                 12100.00
MORGAN STANLEY, DEAN WITTER, D COM              617446448      892 15560.00 SH       SOLE                 15560.00
NEWTON FINANCIAL CORP          COM              652772104      227  8400.00 SH       SOLE                  8400.00
PEPSICO                        COM              713448108     2300 44658.00 SH       SOLE                 44658.00
PFIZER                         COM              717081103     3185 80138.00 SH       SOLE                 80138.00
PNC BANK                       COM              693475105      553  9000.00 SH       SOLE                  9000.00
PROCTER & GAMBLE               COM              742718109     2793 31000.00 SH       SOLE                 31000.00
ROYAL DUTCH PETE NY 5 GUILDR   COM              780257804      261  4800.00 SH       SOLE                  4800.00
SBC COMMUNICATIONS, INC.       COM              78387G103     2052 54800.00 SH       SOLE                 54800.00
SCHERING-PLOUGH CORP.          COM              806605101     1451 46356.00 SH       SOLE                 46356.00
STATE STREET CORP COM          COM              857477103     1750 31600.00 SH       SOLE                 31600.00
SUN LIFE FINANCIAL SERVICES OF COM                             282 13000.00 SH       SOLE                 13000.00
SYSTEMSOFT CORP                COM              871926101        0 47000.00 SH       SOLE                 47000.00
TRAVELERS PROPERTY A           COM              89420g109      418 20900.00 SH       SOLE                 20900.00
TXU CORPORATION                COM              873168108      600 11000.00 SH       SOLE                 11000.00
UNITED TECHNOLOGIES CORP.      COM              913017109     1393 18775.00 SH       SOLE                 18775.00
VALLEY NATIONAL BANCORP        COM              919794107      480 13673.00 SH       SOLE                 13673.00
VERIZON COMMUNICATIONS         COM              92343v104      718 15582.00 SH       SOLE                 15582.00
VODAFONE GROUP PLC ADR         COM              92857w100     1253 67960.00 SH       SOLE                 67960.00
WACHOVIA CORP                  COM              929903102     3919 105686.00SH       SOLE                105686.00
WILMINGTON TRUST CORPORATION   COM              971807102     3567 53000.00 SH       SOLE                 53000.00
WYETH                          COM              983024100     2077 31640.00 SH       SOLE                 31640.00
AIM VALUE FUND CL-B            MF               008879728      197 19814.416SH       SOLE                19814.416
VANGUARD INDEX EXTENDED MARKET MF               922908207      221 9388.062 SH       SOLE                 9388.062
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